Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2022
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥124	¥—	¥124	¥124	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	7	7	2	5

Total	¥—	¥124	¥7	¥131	¥126	¥5

	Billions of yen
	September 30, 2022
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥162	¥—	¥162	¥162	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	11	11	3	8

Total	¥—	¥162	¥11	¥173	¥165	¥8

Type and carrying value of financial assets

	Billions of yen
	March 31, 2022	September 30, 2022
Assets
Trading assets
Japanese g overnment securities	¥—	¥1
Loans for trading purposes	19	29
Loans receivable	203	344

Total	¥222	¥374

Liabilities
Long-term borrowings	¥222	¥374

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2022	September 30, 2022
Consolidated VIE assets
Cash and cash equivalents	¥62	¥10
Trading assets
Equities	555	507
Debt securities	443	435
CMBS and RMBS	21	23
Investment trust funds and other	—	1
Derivatives	1	1
Private equity and debt investments	4	8
Office buildings, land, equipment and facilities	10	9
Other	115	179

Total	¥1,211	¥1,173

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥0	¥0
Borrowings
Short-term borrowings	95	100
Long-term borrowings	797	780
Other	6	4

Total	¥898	¥884

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2022
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	61	—	61
CMBS and RMBS	1,432	—	1,432
Investment trust funds and other	191	—	191
Private equity and debt investments	22	—	22
Loans	940	—	940
Other	10	—	10
Commitments to extend credit and other guarantees	—	—	256

Total	¥2,682	¥—	¥2,938

	Billions of yen
	September 30, 2022
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥25	¥—	¥25
Debt securities	101	—	101
CMBS and RMBS	2,743	—	2,743
Investment trust funds and other	224	—	224
Private equity and debt investments	18	—	18
Loans	1,193	—	1,193
Other	6	—	6
Commitments to extend credit and other guarantees	—	—	153

Total	¥4,310	¥—	¥4,463